RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 30, 2025	Jan. 13, 2025	Dec. 11, 2024	Jan. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Shares issued, value			$ 25,000		$ 25,000
Percentage of holding shares after IPO			25.00%
Purchase price per share				$ 0.004
Percentage obligation to redeem public shares						100.00%		100.00%
Percentage of conversion aggregate ordinary shares						25.00%		25.00%
Common stock threshold trading days						20 days		20 days
Operating cost						$ 60,000		$ 160,000	$ 0
Prepaid expenses and other current assets						20,000		20,000
Maximum loans convertible into warrants						$ 1,500,000		$ 1,500,000
Warrants price per share						$ 1.00		$ 1.00
Old Glory Holding Co [Member]
Shares issued, value								$ 7,780,000	939,000
Consulting expense						$ 100,000	$ 15,000	402,000	219,000
Sponsor [Member]
Number of private placement warrants issued				25,000
Founder Shares 1 [Member]
Number of private placement warrants issued		10,000
Over-Allotment Option [Member]
Number of private placement warrants issued	2,250,000
IPO [Member]
Number of private placement warrants issued	17,250,000
Shares subject to forfeiture	$ 750,000
Sponsor [Member]
Administrative expense								$ 20,000
Common Class B [Member]
Sale of stock, price per share						$ 12.00		$ 12.00
Common Class B [Member] | Sponsor [Member]
Number of private placement warrants issued				75,000
Common Class B [Member] | Founder Shares 1 [Member]
Number of private placement warrants issued		40,000
Common Class B [Member] | Over-Allotment Option [Member]
Shares subject to forfeiture			$ 750,000
Founder Shares 1 [Member] | Common Class B [Member]
Number of private placement warrants issued			5,750,000
Sponsor [Member]
Other liabilities current					321	$ 6,647		$ 6,647	321
Sponsor [Member] | IPO [Member]
Promissory note related party			$ 300,000
Related Party [Member]
Other liabilities current					321	$ 6,647		6,647	321
Related Party [Member] | Old Glory Holding Co [Member]
Demand deposits					810,000			1,545,000	810,000
Time deposits					$ 810,000			1,545,000	810,000
Board of Directors Chairman [Member] | Old Glory Holding Co [Member]
Payments for rent								39,000	39,000
Consulting expense								$ 75,000	$ 75,000